Prepayments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments [Abstract]
Total contract amount	¥ 344,450,000
Prepaid cash	¥ 254,500,000
Percentage of total contract amount	74.00%	74.00%
Associated projects	¥ 344,450,000
Prepayments settled	305,000,000
Impairment of long-term prepayments	¥ 155,307,333	$ 21,874,580